Material Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Right-of-use assets [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	Over term of the lease
Furniture [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Tools and machinery [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years